Leases - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Leases	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 GBP (£) Leases
Disclosure Of Information Leases [Line Items]
Weighted average remaining lease term	56 years	56 years
Percentage of right of use assets value	95.00%	94.00%		95.00%
Lease liabilities	$ 414	$ 426
Undiscounted rent payable amount	3,366	3,403
Remaining undiscounted cash flows	$ 3,191	$ 3,212
Percentage of undiscounted cash flows relating to lease liabilities	95.00%	94.00%		95.00%
Percentage Of Lease Liabilities Implicit Rate	9.70%
EMEAA [Member]
Disclosure Of Information Leases [Line Items]
Impairment reversal			$ 2
Right-of-use assets [member]
Disclosure Of Information Leases [Line Items]
Description of extended lease term	20
Right-of-use assets [member] | EMEAA [Member]
Disclosure Of Information Leases [Line Items]
Impairment reversal			$ 2
Eight Priority Leases [member]
Disclosure Of Information Leases [Line Items]
Number of top leases | Leases	8			8
Undiscounted rent payable amount	$ 301
Operating Leases Excluding Inter Continental Boston lease [Member]
Disclosure Of Information Leases [Line Items]
Weighted average remaining lease term	7 years	8 years
InterContinental Boston and the US corporate headquarters [Member]
Disclosure Of Information Leases [Line Items]
Lease liabilities	$ 335	$ 342
UK Portfolio leases [Member]
Disclosure Of Information Leases [Line Items]
Annual Rent Payment | £				£ 34
Variable lease payment termination year	2043
Bottom of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	1 year
Top of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	99 years
Lease Incremental borrowing rates	10.00%			10.00%